SHAREHOLDERS' EQUITY (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 29, 2013	Dec. 30, 2012	Dec. 25, 2011
Class of Stock [Line Items]
Number of classes of common stock	2
Class C [Member]
Class of Stock [Line Items]
Stock repurchase	$ 6,246
Changes in number of shares of common stock (excluding Treasury stock) [Roll Forward]
Balance (in shares)	0	3,264,000	3,264,000
Conversion of class B shares to class A shares (in shares)	0	0	0
Shares repurchased (in shares)	0	(3,264,000)	0
Shares issued under equity incentive and employee stock purchase plans (in shares)	0	0	0
Balance (in shares)	0	0	3,264,000
Class B [Member]
Class of Stock [Line Items]
Number of votes per share	10
Shares retired held in treasury stock (in shares)			8,677,000
Changes in number of shares of common stock (excluding Treasury stock) [Roll Forward]
Balance (in shares)	6,905,955	7,214,000	8,595,000
Conversion of class B shares to class A shares (in shares)	(919,000)	(682,000)	(1,683,000)
Shares repurchased (in shares)	0	0	0
Shares issued under equity incentive and employee stock purchase plans (in shares)	147,000	374,000	302,000
Balance (in shares)	6,134,093	6,905,955	7,214,000
Class A [Member]
Changes in number of shares of common stock (excluding Treasury stock) [Roll Forward]
Balance (in shares)	43,750,920	43,779,000	43,196,000
Conversion of class B shares to class A shares (in shares)	919,000	682,000	1,683,000
Shares repurchased (in shares)	0	(710,000)	(1,100,000)
Shares issued under equity incentive and employee stock purchase plans (in shares)	0	0	0
Balance (in shares)	44,669,851	43,750,920	43,779,000